SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 12.   SEGMENT INFORMATION

Our operations are organized into four segments: Security and Cash Management Services; Marketing Consulting and Apparel; Operations Consulting and Products; and Finance and Real Estate.  All revenue originates and all assets are located in the United States.  We have revised our disclosure to correspond to the information provided to the chief operating decision maker.

Three months ended September 30

2017	Security	Marketing	Operations	Finance	Total
Revenues	$533,065	$49,394	$364,629	$32,903	$979,991
Costs and expenses	(647,915)	(100,464)	(402,856)	(9,339)	(1,160,574)
	$(114,850)	$(51,070)	$(38,227)	$23,564	(180,583)
Corporate					767,456
				Net income	$586,873

2016	Security	Marketing	Operations	Finance	Total
Revenues	$560,713	$106,402	$117,700	$25,565	$810,380
Costs and expenses	(528,916)	(91,342)	(235,605)	(13,352)	(869,215)
Other expense	–	–	–	(6,414)	(6,414)
	$31,797	$15,060	$(117,905)	$5,799	(65,249)
Corporate					(14,381,845)
				Net loss	$(14,447,094)

Nine months ended September 30

2017	Security	Marketing	Operations	Finance	Total
Revenues	$1,322,509	$163,216	$947,725	$99,251	$2,532,701
Costs and expenses	(1,615,694)	(381,439)	(1,018,655)	(37,113)	(3,052,901)
	$(293,185)	$(218,223)	$(70,930)	$62,138	(520,200)
Corporate					4,745,397
				Net income	$4,225,197

2016	Security	Marketing	Operations	Finance	Total
Revenues	$1,599,907	$221,563	$289,566	$93,398	$2,204,434
Costs and expenses	(1,604,932)	(216,443)	(439,389)	(36,731)	(2,297,495)
Other expense	–	–	–	(10,876)	(10,876)
	$(5,025)	$5,120	$(149,823)	$45,791	(103,937)
Corporate					(16,867,860)
				Net loss	$(16,971,797)

Total assets	September 30, 2017	December 31, 2016
Security	$363,757	$141,140
Marketing	51,789	50,919
Operations	92,882	55,750
Finance	644,384	515,205
Corporate	1,654,477	2,094,857
	$2,807,289	$2,857,871

NOTE 14.   SEGMENT INFORMATION

Our operations are organized into four segments: Security and Cash Management Services; Marketing and Products; Consulting and Advisory; and Finance and Real Estate.  All revenue originates and all assets are located in the United States.  We have revised our disclosure to correspond to the information provided to the chief operating decision maker.

Year ended December 31

2016	Security	Marketing	Operations	Finance	Total
Revenues	$2,232,915	$188,594	$432,046	$128,427	$2,981,982
Costs and expenses	(2,253,194)	(387,330)	(555,892)	(32,143)	(3,228,559)
Interest expense	–	–	–	(8,669)	(8,669)
	$(20,279)	$(198,736)	$(123,846)	$87,615	(255,246)
Corporate expenses					(32,544,431)
				Net loss	$(32,799,677)

2015	Security	Marketing	Operations	Finance	Total
Revenues	$1,490,832	$26,420	$144,944	$100,782	$1,762,978
Costs and expenses	(1,611,201)	(43,716)	(367,358)	(32,051)	(2,054,326)
Interest expense	–	–	–	(12,587)	(12,587)
	$(120,369)	$(17,296)	$(222,414)	$56,144	(303,935)
Corporate expenses					(8,482,342)
				Net loss	$(8,786,277)

	December 31,
Total assets	2016	2015
Security	$141,140	$1,784,063
Marketing	50,919	96,343
Operations	55,750	22,268
Finance	515,205	431,639
Corporate	2,094,857	1,348,398
	$2,857,871	$3,682,711